Blue Chip Fund (Formerly, Blue Chip 35 Index Fund)
SCHEDULE OF INVESTMENTS (Unaudited)
Showing percentage of net assets as of September 30, 2019

Industry Company	Shares	Value

COMMON STOCKS - 99.98%
Communication Services - 16.82%
Alphabet, Inc., Class A*	8,730	$10,660,552
Alphabet, Inc., Class C*	8,709	10,616,271
AT&T, Inc.	341,505	12,922,549
Comcast Corp., Class A	283,250	12,768,910
Facebook, Inc., Class A*	89,800	15,991,584
Verizon Communications, Inc.	213,739	12,901,286
Walt Disney Co. (The)	98,350	12,816,972
		88,678,124

Consumer Discretionary - 8.41%
Amazon.com, Inc.*	10,550	18,313,851
Home Depot, Inc. (The)	55,600	12,900,312
McDonald’s Corp.	61,200	13,140,252
		44,354,415

Consumer Staples - 11.27%
Coca-Cola Co. (The)	236,214	12,859,490
PepsiCo, Inc.	95,875	13,144,463
Procter & Gamble Co. (The)	163,906	20,386,628
Walmart, Inc.	109,769	13,027,385
		59,417,966

Energy - 4.85%
Chevron Corp.	107,995	12,808,207
Exxon Mobil Corp.	180,687	12,758,309
		25,566,516

Financials - 14.58%
Bank of America Corp.	656,108	19,138,670
Berkshire Hathaway, Inc., Class B*	61,150	12,720,423
Citigroup, Inc.	185,600	12,821,248
JPMorgan Chase & Co.	164,295	19,335,879
Wells Fargo & Co.	255,159	12,870,220
		76,886,440

Health Care - 9.35%
Johnson & Johnson	97,652	12,634,216
Merck & Co., Inc.	151,135	12,722,544
Pfizer, Inc.	356,174	12,797,332
UnitedHealth Group, Inc.	51,400	11,170,248
		49,324,340

Industrials - 9.89%
3M Co.	78,000	12,823,200
Boeing Co. (The)	33,750	12,840,863
United Parcel Service, Inc., Class B	112,063	13,427,389
United Technologies Corp.	95,510	13,039,025
		52,130,477

Industry Company	Shares	Value

Information Technology - 24.81%
Apple, Inc.	94,700	$21,209,959
Cisco Systems, Inc.	256,208	12,659,237
Intel Corp.	256,493	13,217,084
International Business Machines Corp.	88,517	12,872,142
Microsoft Corp.	152,945	21,263,943
Oracle Corp.	229,613	12,635,603
QUALCOMM, Inc.	221,100	16,865,508
Visa, Inc., Class A	116,850	20,099,369
		130,822,845
TOTAL COMMON STOCKS - 99.98%		527,181,123
(Cost $257,671,170)

	Rate^	Shares	Value

MONEY MARKET FUND – 0.07%
Fidelity Investments Money Market Government Portfolio Class I	1.86%	385,377	385,377

TOTAL MONEY MARKET FUND - 0.07%			385,377
(Cost $385,377)
TOTAL INVESTMENTS - 100.05%			$527,566,500
(Cost $258,056,547)
Liabilities in Excess of Other Assets - (0.05%)			(277,231)
NET ASSETS - 100.00%			$527,289,269

* Non-income producing security.
^ Rate disclosed as of September 30, 2019.
Summary of inputs used to value the Fund’s investments as of 09/30/2019:

Valuation Inputs
Investment in Securities (Value)
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks (a)	$527,181,123	$—	$—	$527,181,123
Money Market Fund	—	385,377	—	385,377

TOTAL	$527,181,123	$385,377	$—	$527,566,500

(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

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